Summary of Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
Summary of Accounting Policies	Summary of Accounting Policies
A.    Basis of Accounting

The Plan’s financial statements are prepared on an accrual basis of accounting in accordance with accounting principles generally accepted in the United States (GAAP). Prior period amounts have been reclassified whenever appropriate to conform to the most current presentation.
B.    Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Plan administrator to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of additions and deductions during the reporting period. Actual results can differ from those estimates.

C.    Risks and Uncertainties

Besides the investment of the matching contributions into Old Republic common stock, the Plan provides participants with investment alternatives made up of various investment options, such as mutual funds, which can be equity-based, fixed income-based, or a combination thereof. In addition, participants may also direct certain of their contributions to Old Republic common stock, excluding nonelective or discretionary contributions, rollover contributions, or predecessor plan accounts.

All of the above investment alternatives are exposed to various market risks including the level of interest rates, economic conditions and individual credit profiles. Due to these risks and the uncertainty related to changes in the market value of underlying investment securities, it is possible that participants’ account balances and the amounts reported in the statements of net assets available for benefits and the statement of changes in net assets available for benefits could be materially affected.

D.    Investment Valuation and Income Recognition

The Plan’s investments are reported at fair value. Shares of mutual funds are valued at the net asset value of shares held by the Plan at the valuation date. Old Republic common stock is traded on a national securities exchange and is valued at the last reported sales price on the last business day of the year. Short‑term investments are valued at cost plus accrued interest which approximates fair value.

The statement of changes in net assets available for benefits reflects the net appreciation (depreciation) in fair value of the Plan’s investments, which consists of realized gains or losses and the unrealized appreciation (depreciation) on those investments. Interest income is recorded as earned and dividend income is recorded as earned on the ex-dividend date. Purchases and sales are recorded on a trade-date basis.

E. Contributions

Contributions from Plan participants and contributions from Employers are recorded in the year in which the employee contributions are withheld from compensation.

F. Notes Receivable from Participants

Participants may have one general loan outstanding at a time with a repayment duration of up to five years and interest accumulating on the outstanding loan balance. Participant loans that were transferred into the Plan as a result of mergers are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on an accrual basis. No allowance for credit losses has been recorded as of December 31, 2025. If a participant ceases to make loan repayments and the Plan administrator deems the participant loan to be in default, the participant loan balance is reduced and a benefit payment is recorded.

G.    Excess Contributions Payable

Amounts payable to participants for contributions in excess of amounts allowed by the IRS are recorded as a liability with a corresponding reduction to contributions. The Plan generally distributes excess contributions to the applicable participants by June 30.

H.    Termination and Withdrawal Benefit Payments

Termination and withdrawal benefit payments are recorded upon distribution payment.

I.    Administrative Expenses

Certain expenses of maintaining the Plan are paid by the Plan, including fees for trustee, accounting, auditing, investment, custodial, and other services, and are reflected accordingly within administrative expenses. Most other expenses, including investment management fees, are paid or provided by Old Republic as the Plan Sponsor and are excluded from the accompanying financial statements. Investment-related expenses are included in net appreciation of fair value of investments.
J.    Subsequent Events

Subsequent events have been evaluated through the date the financial statements were issued. No subsequent events were identified requiring adjustment or disclosure to the financial statements.